SUN CAPITAL ADVISERS TRUST

SC Ibbotson Balanced Fund
SC Ibbotson Growth Fund
SC Ibbotson Conservative Fund

Supplement dated November 19, 2010

To the Initial Class and Service Class Prospectuses, each dated May 1, 2010

Effective immediately, two new funds have been added to the portfolio of underlying funds in which each of the SC Ibbotson Balanced Fund, SC Ibbotson Growth Fund and SC Ibbotson Conservative Fund’s (the “Fund-of-Funds”) can invest.  The new funds are the SC BlackRock International Index Fund (the “International Index Fund”) and SC Ibbotson Tactical Opportunities Fund (the “Tactical Fund”), both of which are offered through a separate prospectus filed on November 15, 2010 with the Securities and Exchange Commission (“SEC”).  The International Index Fund employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the MSCI EAFE Index.  The Tactical Fund is a “fund of ETFs” and invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (also called “ETFs”).

Additionally, the portfolios of each Fund-of-Funds are affected by changes in the strategy and subadviser of two of the underlying funds.  Specifically, the SC BlackRock Large Cap Index Fund (formerly SC Oppenheimer Large Cap Core Fund) and SC BlackRock Small Cap Index Fund (formerly SC Oppenheimer Main Street Small Cap Fund) have changed their investment strategies from active management strategies to passive index strategies.  In addition, BlackRock Investment Management, LLC has replaced OppenheimerFunds, Inc. as the subadviser to each of the funds.  The changes to these two funds are reflected in a separate prospectus filed with the SEC on November 15, 2010.

This supplement to the Initial Class and Service Class Prospectuses, each dated May 1, 2010, of the Fund-of-Funds reflects these changes in underlying funds in the Fund-of-Funds’ portfolios.

1)  SC Ibbotson Balanced Fund

The SC Ibbotson Balanced Fund’s Principal Investments and Strategies section and Principal Risks section of both the Initial Class and Service Class prospectuses are replaced in their entirety with the following:

Principal Investments and Strategies
The fund is a “fund of funds.”  The fund seeks to achieve its objective by investing in a portfolio of underlying funds.  These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed income and money market securities or, as described below, exchange-traded funds (also called “ETFs”). Currently, the adviser or its affiliate, MFS, serves as investment adviser to all of the underlying funds.

Because this is a balanced allocation fund, the fund’s assets will be invested in equity and fixed income funds, although a portion of its assets will be invested in cash, cash equivalents, or in money market funds.  One of the underlying funds is the SCSM Ibbotson Tactical Opportunities Fund (the “Tactical Fund”), which invests in ETFs.  The Tactical Fund can allocate between 0% and 100% of its assets to equity ETFs, with the remainder in fixed income ETFs, cash, cash equivalents, or money market funds.  Because the Tactical Fund can readily adjust its allocation between equity and fixed income ETFs in response to changing market conditions, the fund’s investments in the Tactical Fund will serve to shift the fund’s overall allocation between the equity and fixed income asset classes efficiently in response to changing market conditions.

The fund’s investments are focused in the underlying funds, so the fund’s investment performance is directly related to the performance of the underlying funds.  The fund’s net asset value will be affected by the performance of the equity and bond markets and the value of the mutual funds in which the fund invests.

Under normal circumstances, the fund expects to invest its assets between asset classes in the ranges set forth below.  The fixed income allocation includes the fund’s investments in cash, cash equivalents, or money market funds.

Equity Allocation		Fixed Income Allocation
Target	Range	Target	Range
60%	30% to 70%	40%	30% to 70%

BASIC INFORMATION ABOUT THE FUND

Based upon the analysis described below under “How Investments Are Selected,” the fund expects to invest its assets in underlying mutual funds within the following ranges:

Fund Name	Percentage of Fund Holdings
EQUITY FUNDS
Domestic Equity Funds
SCSM BlackRock Large Cap Index Fund	0% to 30%
SCSM BlackRock Small Cap Index Fund	0% to 30%
SCSM Columbia Small Cap Value Fund	0% to 30%
SCSM Davis Venture Value Fund	0% to 30%
SCSM Goldman Sachs Mid Cap Value Fund	0% to 30%
SCSM Invesco Small Cap Growth Fund	0% to 30%
SCSM Lord Abbett Growth & Income Fund	0% to 30%
SCSM WMC Blue Chip Mid Cap Fund	0% to 30%
SCSM WMC Large Cap Growth Fund	0% to 30%
MFS® Value Portfolio	0% to 30%
International Equity Funds
SCSM AllianceBernstein International Value Fund	0% to 30%
SCSM BlackRock International Index Fund	0% to 30%
MFS® International Growth Portfolio	0% to 30%
MFS® Research International Portfolio	0% to 30%
MFS® Emerging Market Equity Portfolio	0% to 20%
Specialty Equity Funds
Sun Capital Global Real Estate Fund	0% to 30%
FIXED INCOME FUNDS
Sun Capital Investment Grade Bond Fund®	0% to 30%
Sun Capital Money Market Fund®	0% to 30%
SCSM BlackRock Inflation Protected Bond Fund	0% to 30%
SCSM Goldman Sachs Short Duration Fund	0% to 30%
SCSM PIMCO High Yield Fund	0% to 30%
SCSM PIMCO Total Return Fund	0% to 30%
TACTICAL ALLOCATION FUNDS
SCSM Ibbotson Tactical Opportunities Fund	Approximately 20%*

*  The subadviser expects to allocate approximately 20% of the fund’s assets to the Tactical Fund.  However, this allocation is subject to vary based on changes in market conditions.

How Investments Are Selected

The precise allocation of the fund’s assets among the asset classes within the ranges targeted for the fund is determined by the subadviser on the basis of its analysis of historical and forecast returns, standard deviations, and correlations of the returns of different market sectors.  The subadviser selects and weights investments in the underlying funds on the basis of (but not limited to) historical returns-based and holdings-based style analyses, performance data including sources of out- or under-performance, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next).  The adviser and subadviser agree from time to time upon the universe of mutual funds that the subadviser may consider when making allocation decisions.

Based on the target allocations, the fund will invest the proceeds from the sale of its shares, reinvest dividends from the underlying funds and other income, and redeem investments in the underlying funds to provide the cash necessary to satisfy redemption requests for fund shares.

The fund may change its target allocation to each asset class, the underlying funds (including adding or deleting funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

As of the date of this prospectus, the fund invests primarily in underlying funds advised by the adviser or its affiliate, Massachusetts Financial Services Company (“MFS”).  The adviser and MFS are affiliated in that both are indirect subsidiaries of Sun Life Financial, Inc., and thus under common control.  The fund may also invest in underlying funds that are managed by an investment manager not associated with the adviser and in other securities.  However, it is anticipated that underlying funds managed by the adviser or its affiliates will at all times represent the primary portion of the fund’s investments.

Principal Risks
Investors could lose money on their investment in the fund or the fund may not perform as well as other investment options.

Fund of funds structure and layering of fees

Since the fund invests primarily in the underlying funds, as opposed to other types of securities, the fund does not have the same flexibility in its portfolio holdings as many mutual funds.  In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds.  Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying funds.  For instance, you will bear management fees and operating expenses of both the fund and, indirectly, the underlying funds.

The underlying funds will not necessarily make consistent investment decisions, which may also increase your costs.  One underlying fund may buy the same security that another underlying fund is selling.  You would indirectly bear the costs of both trades without achieving any investment purpose.

Although unrelated subadvisers have been engaged in most cases to manage the adviser’s funds, to the extent that portfolio management teams of underlying funds overlap or draw upon the resources of the same equity and fixed income analyst teams or share common investment management styles or approaches, such underlying funds may hold common portfolio positions, reducing the diversification benefits of an asset allocation style.

The subadviser’s judgment in selecting the underlying funds in which to invest, or in allocating investment by the fund between those underlying funds, could prove wrong or cause the fund to underperform the market or other potential investments.

Equity fund investments

The underlying equity funds have risks associated with investing in equity securities.  An equity fund could lose money or underperform other investments if:

•	The fund’s equity investments do not have the growth potential or value characteristics originally expected.

•	Stocks selected for income do not achieve the same return as securities selected for capital growth, or vice versa.

•	The types of stocks in which the fund invests or the fund’s investment approach fall out of favor with investors.

•
The fund invests heavily in foreign equity markets and such foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments.  Such a fund may also suffer foreign currency exchange losses.

•
The fund concentrates its investments in a particular sector, such as commodities or real estate, and such sector underperforms the financial markets or other types of investments.  For example, commodities investments may underperform when prices are depressed by embargo, tariff, natural disaster, disease, or weather or when supply and demand disruptions occur in major producing or consuming regions.  Real estate investments may underperform when rising interest rates affect the availability or cost of financing for property acquisitions or when property values are hurt by tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters, or increased operating expenses.

•	The adviser or subadviser’s judgment about the relative values of securities selected for a fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fixed income fund investments

The underlying fixed income funds have risks associated with investing in debt securities.  A fixed income fund could lose money or underperform other investments if:

•
Interest rates go up causing the value of the fund’s portfolio to decline.  This is known as interest rate risk and may be greater for securities with longer maturities.  Interest rate risk is a significant concern for funds investing primarily in high yield fixed income securities.

•
The issuer of a debt security owned by the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded or is perceived to be less creditworthy, proves to be less creditworthy than its assigned credit rating, or the credit quality or value of any underlying asset declines.  This is known as credit risk.  Credit risk presents a significant concern for funds investing primarily in high yield fixed income securities.

•
During periods of declining interest rates, the issuer of a security may exercise its option to prepay earlier than scheduled, forcing the fund to reinvest in lower yielding securities.  This is known as call or prepayment risk.

•
During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments.  This may lock in a below market interest rate, increase the security’s duration (the estimated period until the security is paid in full) and reduce the value of the security.  This is known as extension risk.

•	The adviser or subadviser’s judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect.

ETF investments

Some of the underlying funds, including, in particular, the Tactical Fund, invest in ETFs.  ETFs involve certain of the risks described above, as well as the following additional risks:

•
The value of the instruments in which an ETF invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

•
Certain ETFs use a representative sampling approach that will result in their holding a smaller number of securities than are in their underlying indices.  As a result, adverse developments respecting an issuer of securities held by the ETF may result in a greater decline in net asset value than would be the case if the ETF held all of the securities in the underlying index.

•
Certain ETFs are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified ETF.

•
The ETFs are not “actively” managed and do not seek returns in excess of their underlying indexes. Therefore, an ETF would not necessarily sell a stock when the stock’s issuer was experiencing financial trouble unless that stock was removed from its underlying index.

2)  SC Ibbotson Growth Fund

The SC Ibbotson Growth Fund’s Principal Investments and Strategies section and Principal Risks section of both the Initial Class and Service Class prospectuses are replaced in their entirety with the following:

Principal Investments and Strategies
The fund is a “fund of funds.”  The fund seeks to achieve its objective by investing in a portfolio of underlying funds.  These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed income and money market securities or, as described below, exchange-traded funds (also called “ETFs”).  Currently, the adviser or its affiliate, MFS, serves as investment adviser to all of the underlying funds.

Because this is a growth allocation fund, the fund’s assets will be invested primarily in equity funds and, to a lesser extent, in fixed income funds, although a portion of its assets will be invested in cash, cash equivalents, or in money market funds.  One of the underlying funds is the SCSM Ibbotson Tactical Opportunities Fund (the “Tactical Fund”), which invests in ETFs.  The Tactical Fund can allocate between 0% and 100% of its assets to equity ETFs, with the remainder in fixed income ETFs, cash, cash equivalents, or money market funds.  Because the Tactical Fund can readily adjust its allocation between equity and fixed income ETFs in response to changing market conditions, the fund’s investments in the Tactical Fund will serve to shift the fund’s overall allocation between the equity and fixed income asset classes efficiently in response to changing market conditions.

The fund’s investments are focused in the underlying funds, so the fund’s investment performance is directly related to the performance of the underlying funds.  The fund’s net asset value will be affected by the performance of the equity and bond markets and the value of the mutual funds in which the fund invests.

Under normal circumstances, the fund expects to invest its assets between asset classes in the ranges set forth below.  The fixed income allocation includes the fund’s investments in cash, cash equivalents, or money market funds.

Equity Allocation		Fixed Income Allocation
Target	Range	Target	Range
80%	50% to 90%	20%	10% to 50%

BASIC INFORMATION ABOUT THE FUND
Based upon the analysis described below under “How Investments Are Selected,” the fund expects to invest its assets in underlying mutual funds within the following ranges:

Fund Name	Percentage of Fund Holdings
EQUITY FUNDS
Domestic Equity Funds
SCSM BlackRock Large Cap Index Fund	0% to 30%
SCSM BlackRock Small Cap Index Fund	0% to 30%
SCSM Columbia Small Cap Value Fund	0% to 30%
SCSM Davis Venture Value Fund	0% to 30%
SCSM Goldman Sachs Mid Cap Value Fund	0% to 30%
SCSM Invesco Small Cap Growth Fund	0% to 30%
SCSM Lord Abbett Growth & Income Fund	0% to 30%
SCSM WMC Blue Chip Mid Cap Fund	0% to 30%
SCSM WMC Large Cap Growth Fund	0% to 30%
MFS® Value Portfolio	0% to 30%
International Equity Funds
SCSM AllianceBernstein International Value Fund	0% to 30%
SCSM BlackRock International Index Fund	0% to 30%
MFS® International Growth Portfolio	0% to 30%
MFS® Research International Portfolio	0% to 30%
MFS® Emerging Market Equity Portfolio	0% to 20%
Specialty Equity Funds
Sun Capital Global Real Estate Fund	0% to 30%
FIXED INCOME FUNDS
Sun Capital Investment Grade Bond Fund®	0% to 30%
Sun Capital Money Market Fund®	0% to 30%
SCSM BlackRock Inflation Protected Bond Fund	0% to 30%
SCSM Goldman Sachs Short Duration Fund	0% to 30%
SCSM PIMCO High Yield Fund	0% to 30%
SCSM PIMCO Total Return Fund	0% to 30%
TACTICAL ALLOCATION FUNDS
SCSM Ibbotson Tactical Opportunities Fund	Approximately 20%*

*  The subadviser expects to allocate approximately 20% of the fund’s assets to the Tactical Fund.  However, this allocation is subject to vary based on changes in market conditions.

How Investments Are Selected

The precise allocation of the fund’s assets among the asset classes within the ranges targeted for the fund is determined by the subadviser on the basis of its analysis of historical and forecast returns, standard deviations, and correlations of the returns of different market sectors.  The subadviser selects and weights investments in the underlying funds on the basis of (but not limited to) historical returns-based and holdings-based style analyses, performance data including sources of out- or under-performance, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next).  The adviser and subadviser agree from time to time upon the universe of mutual funds that the subadviser may consider when making allocation decisions.

Based on the target allocations, the fund will invest the proceeds from the sale of its shares, reinvest dividends from the underlying funds and other income, and redeem investments in the underlying funds to provide the cash necessary to satisfy redemption requests for fund shares.

The fund may change its target allocation to each asset class, the underlying funds (including adding or deleting funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

As of the date of this prospectus, the fund invests primarily in underlying funds advised by the adviser or its affiliate, Massachusetts Financial Services Company (“MFS”).  The adviser and MFS are affiliated in that both are indirect subsidiaries of Sun Life Financial, Inc., and thus under common control.  The fund may also invest in underlying funds that are managed by an investment manager not associated with the adviser and in other securities.  However, it is anticipated that underlying funds managed by the adviser or its affiliates will at all times represent the primary portion of the fund’s investments.

Principal Risks
Investors could lose money on their investment in the fund or the fund may not perform as well as other investment options.

Fund of funds structure and layering of fees

Since the fund invests primarily in the underlying funds, as opposed to other types of securities, the fund does not have the same flexibility in its portfolio holdings as many mutual funds.  In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds.  Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying funds. For instance, you will bear management fees and operating expenses of both the fund and, indirectly, the underlying funds.

The underlying funds will not necessarily make consistent investment decisions, which may also increase your costs.  One underlying fund may buy the same security that another underlying fund is selling.  You would indirectly bear the costs of both trades without achieving any investment purpose.

Although unrelated subadvisers have been engaged in most cases to manage the adviser’s funds, to the extent that portfolio management teams of underlying funds overlap or draw upon the resources of the same equity and fixed income analyst teams or share common investment management styles or approaches, such underlying funds may hold common portfolio positions, reducing the diversification benefits of an asset allocation style.

The subadviser’s judgment in selecting the underlying funds in which to invest, or in allocating investment by the fund between those underlying funds, could prove wrong or cause the fund to underperform the market or other potential investments.

Equity fund investments

The underlying equity funds have risks associated with investing in equity securities.  An equity fund could lose money or underperform other investments if:

•	The fund’s equity investments do not have the growth potential or value characteristics originally expected.

•	Stocks selected for income do not achieve the same return as securities selected for capital growth, or vice versa.

•	The types of stocks in which the fund invests or the fund’s investment approach fall out of favor with investors.

•
The fund invests heavily in foreign equity markets and such foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments.  Such a fund may also suffer foreign currency exchange losses.

•
The fund concentrates its investments in a particular sector, such as commodities or real estate, and such sector underperforms the financial markets or other types of investments.  For example, commodities investments may underperform when prices are depressed by embargo, tariff, natural disaster, disease, or weather or when supply and demand disruptions occur in major producing or consuming regions.  Real estate investments may underperform when rising interest rates affect the availability or cost of financing for property acquisitions or when property values are hurt by tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters, or increased operating expenses.

•	The adviser or subadviser’s judgment about the relative values of securities selected for a fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fixed income fund investments

The underlying fixed income funds have risks associated with investing in debt securities.  A fixed income fund could lose money or underperform other investments if:

•
Interest rates go up causing the value of the fund’s portfolio to decline.  This is known as interest rate risk and may be greater for securities with longer maturities.  Interest rate risk is a significant concern for funds investing primarily in high yield fixed income securities.

•
The issuer of a debt security owned by the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded or is perceived to be less creditworthy, proves to be less creditworthy than its assigned credit rating, or the credit quality or value of any underlying asset declines.  This is known as credit risk.  Credit risk presents a significant concern for funds investing primarily in high yield fixed income securities.

•
During periods of declining interest rates, the issuer of a security may exercise its option to prepay earlier than scheduled, forcing the fund to reinvest in lower yielding securities.  This is known as call or prepayment risk.

•
During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments.  This may lock in a below market interest rate, increase the security’s duration (the estimated period until the security is paid in full) and reduce the value of the security.  This is known as extension risk.

•	The adviser or subadviser’s judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect.

ETF investments

Some of the underlying funds, including, in particular, the Tactical Fund, invest in ETFs.  ETFs involve certain of the risks described above, as well as the following additional risks:

•
The value of the instruments in which an ETF invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

•
Certain ETFs use a representative sampling approach that will result in their holding a smaller number of securities than are in their underlying indices.  As a result, adverse developments respecting an issuer of securities held by the ETF may result in a greater decline in net asset value than would be the case if the ETF held all of the securities in the underlying index.

•
Certain ETFs are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified ETF.

•
The ETFs are not “actively” managed and do not seek returns in excess of their underlying indexes. Therefore, an ETF would not necessarily sell a stock when the stock’s issuer was experiencing financial trouble unless that stock was removed from its underlying index.

3)  SC Ibbotson Conservative Fund

The SC Ibbotson Conservative Fund’s Principal Investments and Strategies section and Principal Risks section of both the Initial Class and Service Class prospectuses are replaced in their entirety with the following:

Principal Investments and Strategies
The fund is a “fund of funds.”  The fund seeks to achieve its objective by investing in a portfolio of underlying funds.  These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed income and money market securities or, as described below, exchange-traded funds (also called “ETFs”).  Currently, the adviser or its affiliate, MFS, serves as investment adviser to all of the underlying funds.

Because this is a conservative allocation fund, the fund’s assets will be invested primarily in fixed income funds and, to a lesser extent, equity funds, although a portion of its assets will be invested in cash, cash equivalents, or in money market funds.  One of the underlying funds is the SCSM Ibbotson Tactical Opportunities Fund (the “Tactical Fund”), which invests in ETFs.  The Tactical Fund can allocate between 0% and 100% of its assets to equity ETFs, with the remainder in fixed income ETFs, cash, cash equivalents, or money market funds.  Because the Tactical Fund can readily adjust its allocation between equity and fixed income ETFs in response to changing market conditions, the fund’s investments in the Tactical Fund will serve to shift the fund’s overall allocation between the equity and fixed income asset classes efficiently in response to changing market conditions.

The fund’s investments are focused in the underlying funds, so the fund’s investment performance is directly related to the performance of the underlying funds.  The fund’s net asset value will be affected by the performance of the equity and bond markets and the value of the mutual funds in which the fund invests.

Under normal circumstances, the fund expects to invest its assets between asset classes in the ranges set forth below.  The fixed income allocation includes the fund’s investments in cash, cash equivalents, or money market funds.

Equity Allocation		Fixed Income Allocation
Target	Range	Target	Range
40%	20% to 50%	60%	50% to 80%

BASIC INFORMATION ABOUT THE FUND

Based upon the analysis described below under “How Investments Are Selected,” the fund expects to invest its assets in underlying mutual funds within the following ranges:

Fund Name	Percentage of Fund Holdings
EQUITY FUNDS
Domestic Equity Funds
SCSM BlackRock Large Cap Index Fund	0% to 30%
SCSM BlackRock Small Cap Index Fund	0% to 30%
SCSM Columbia Small Cap Value Fund	0% to 30%
SCSM Davis Venture Value Fund	0% to 30%
SCSM Goldman Sachs Mid Cap Value Fund	0% to 30%
SCSM Invesco Small Cap Growth Fund	0% to 30%
SCSM Lord Abbett Growth & Income Fund	0% to 30%
SCSM WMC Blue Chip Mid Cap Fund	0% to 30%
SCSM WMC Large Cap Growth Fund	0% to 30%
MFS® Value Portfolio	0% to 30%
International Equity Funds
SCSM AllianceBernstein International Value Fund	0% to 30%
SCSM BlackRock International Index Fund	0% to 30%
MFS® International Growth Portfolio	0% to 30%
MFS® Research International Portfolio	0% to 30%
MFS® Emerging Market Equity Portfolio	0% to 20%
Specialty Equity Funds
Sun Capital Global Real Estate Fund	0% to 30%
FIXED INCOME FUNDS
Sun Capital Investment Grade Bond Fund®	0% to 50%
Sun Capital Money Market Fund®	0% to 30%
SCSM BlackRock Inflation Protected Bond Fund	0% to 30%
SCSM Goldman Sachs Short Duration Fund	0% to 50%
SCSM PIMCO High Yield Fund	0% to 30%
SCSM PIMCO Total Return Fund	0% to 50%
TACTICAL ALLOCATION FUNDS
SCSM Ibbotson Tactical Opportunities Fund	Approximately 10%*

*  The subadviser expects to allocate approximately 10% of the fund’s assets to the Tactical Fund.  However, this allocation is subject to vary based on changes in market conditions.

How Investments Are Selected

The precise allocation of the fund’s assets among the asset classes within the ranges targeted for the fund is determined by the subadviser on the basis of its analysis of historical and forecast returns, standard deviations, and correlations of the returns of different market sectors.  The subadviser selects and weights investments in the underlying funds on the basis of (but not limited to) historical returns-based and holdings-based style analyses, performance data including sources of out- or under-performance, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next).  The adviser and subadviser agree from time to time upon the universe of mutual funds that the subadviser may consider when making allocation decisions.

Based on the target allocations, the fund will invest the proceeds from the sale of its shares, reinvest dividends from the underlying funds and other income, and redeem investments in the underlying funds to provide the cash necessary to satisfy redemption requests for fund shares.

The fund may change its target allocation to each asset class, the underlying funds (including adding or deleting funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

As of the date of this prospectus, the fund invests primarily in underlying funds advised by the adviser or its affiliate, Massachusetts Financial Services Company (“MFS”).  The adviser and MFS are affiliated in that both are indirect subsidiaries of Sun Life Financial, Inc., and thus under common control.  The fund may also invest in underlying funds that are managed by an investment manager not associated with the adviser and in other securities.  However, it is anticipated that underlying funds managed by the adviser or its affiliates will at all times represent the primary portion of the fund’s investments.

Principal Risks
Investors could lose money on their investment in the fund or the fund may not perform as well as other investment options.

Fund of funds structure and layering of fees

Since the fund invests primarily in the underlying funds, as opposed to other types of securities, the fund does not have the same flexibility in its portfolio holdings as many mutual funds.  In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds.  Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying funds.  For instance, you will bear management fees and operating expenses of both the fund and, indirectly, the underlying funds.

The underlying funds will not necessarily make consistent investment decisions, which may also increase your costs.  One underlying fund may buy the same security that another underlying fund is selling.  You would indirectly bear the costs of both trades without achieving any investment purpose.

Although unrelated subadvisers have been engaged in most cases to manage the adviser’s funds, to the extent that portfolio management teams of underlying funds overlap or draw upon the resources of the same equity and fixed income analyst teams or share common investment management styles or approaches, such underlying funds may hold common portfolio positions, reducing the diversification benefits of an asset allocation style.

The subadviser’s judgment in selecting the underlying funds in which to invest, or in allocating investment by the fund between those underlying funds, could prove wrong or cause the fund to underperform the market or other potential investments.

Equity fund investments

The underlying equity funds have risks associated with investing in equity securities.  An equity fund could lose money or underperform other investments if:

•	The fund’s equity investments do not have the growth potential or value characteristics originally expected.

•	Stocks selected for income do not achieve the same return as securities selected for capital growth, or vice versa.

•	The types of stocks in which the fund invests or the fund’s investment approach fall out of favor with investors.

•
The fund invests heavily in foreign equity markets and such foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments.  Such a fund may also suffer foreign currency exchange losses.

•
The fund concentrates its investments in a particular sector, such as commodities or real estate, and such sector underperforms the financial markets or other types of investments.  For example, commodities investments may underperform when prices are depressed by embargo, tariff, natural disaster, disease, or weather or when supply and demand disruptions occur in major producing or consuming regions.  Real estate investments may underperform when rising interest rates affect the availability or cost of financing for property acquisitions or when property values are hurt by tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters, or increased operating expenses.

•	The adviser or subadviser’s judgment about the relative values of securities selected for a fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fixed income fund investments

The underlying fixed income funds have risks associated with investing in debt securities.  A fixed income fund could lose money or underperform other investments if:

•
Interest rates go up causing the value of the fund’s portfolio to decline.  This is known as interest rate risk and may be greater for securities with longer maturities.  Interest rate risk is a significant concern for funds investing primarily in high yield fixed income securities.

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The issuer of a debt security owned by the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded or is perceived to be less creditworthy, proves to be less creditworthy than its assigned credit rating, or the credit quality or value of any underlying asset declines.  This is known as credit risk.  Credit risk presents a significant concern for funds investing primarily in high yield fixed income securities.

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During periods of declining interest rates, the issuer of a security may exercise its option to prepay earlier than scheduled, forcing the fund to reinvest in lower yielding securities.  This is known as call or prepayment risk.

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During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments.  This may lock in a below market interest rate, increase the security’s duration (the estimated period until the security is paid in full) and reduce the value of the security.  This is known as extension risk.

•	The adviser or subadviser’s judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect.

ETF investments

Some of the underlying funds, including, in particular, the Tactical Fund, invest in ETFs.  ETFs involve certain of the risks described above, as well as the following additional risks:

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The value of the instruments in which an ETF invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

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Certain ETFs use a representative sampling approach that will result in their holding a smaller number of securities than are in their underlying indices.  As a result, adverse developments respecting an issuer of securities held by the ETF may result in a greater decline in net asset value than would be the case if the ETF held all of the securities in the underlying index.

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Certain ETFs are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified ETF.

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The ETFs are not “actively” managed and do not seek returns in excess of their underlying indexes. Therefore, an ETF would not necessarily sell a stock when the stock’s issuer was experiencing financial trouble unless that stock was removed from its underlying index.